                             PACIFIC CAPITAL FUNDS

                              New Asia Growth Fund

                    Supplement dated July 16, 1997 to the
                Retail Class Prospectus dated November 29, 1996

        The following information supplements "The Adviser" in the Retail Class Prospectus.

        Effective immediately, Bancorp Hawaii, Inc., a bank holding company that is the parent of the adviser to the Fund has changed its name to Pacific Century Financial Corporation. Effective September 30, 1997, Hawaiian Trust Company, Limited, the adviser to the Fund, will change its name to Pacific Century Trust. These changes are changes in name only and do not have any effect on the control or management of the adviser or its parent.

        The following information supplements "Management, Advisory and Other Service Arrangements--The Sub-Adviser" in the Retail Class Prospectus:

        Credit Lyonnais International Asset Management (HK) Limited ("Credit Lyonnais HK"), the current Sub-Adviser to the Fund, has entered into an agreement under which its shares and assets will be acquired by Nicholas-Applegate Capital Management (Hong Kong) LLC ("Nicholas-Applegate"). The Fund's current sub-advisory agreement provides that it terminates automatically upon consummation of a transaction of this type. Approval of a replacement sub-advisory agreement requires approval by the Fund's trustees and shareholders.

        Accordingly, at a meeting held on May 8, 1997, the Board of Trustees considered and approved a new sub-advisory agreement appointing
Nicholas-Applegate as sub-adviser to the Fund (the "New Sub-Advisory Agreement") to become effective upon the closing of the acquisition of Credit Lyonnais HK by Nicholas-Applegate. At a meeting held on May 19, 1997, shareholders considered and approved the New Sub-Advisory Agreement.

        Nicholas-Applegate, a California limited liability company, is located at Room 604-6, Three Exchange Square, 8 Connaught Place, Central, Hong Kong, and is part of an investment management organization which together manage in excess of $30 billion through a variety of investment products and services. Nicholas-Applegate is registered an an investment adviser with the Securities and Exchange Commission under the Investment Advisers Act of 1940.

        Under the New Sub-Advisory Agreement, Pacific Century Trust (formerly, Hawaiian Trust) will pay Nicholas-Applegate a fee for its services equal to 0.50% of the Fund's average daily net assets, computed daily and payable quarterly. The fee paid by Pacific Century Trust to Nicholas-Applegate will represent a portion of the 0.90% investment advisory fee paid to Pacific
Century Trust.
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        All investment decisions of Nicholas-Applegate with respect to the Fund will be made by a committee, and no person will be primarily responsible for making recommendations to the committee.

                             PACIFIC CAPITAL FUNDS

                             GROWTH AND INCOME FUND
                               GROWTH STOCK FUND
                                 BALANCED FUND

                    Supplement dated July 16, 1997 to the
                Retail Class Prospectus dated November 29, 1996

     The following information supplements "The Adviser" in the Retail Class Prospectus.

     Effective immediately, Bancorp Hawaii, Inc., a bank holding company that is the parent of the adviser to the Fund has changed its name to Pacific Century Financial Corporation. Effective September 30, 1997, Hawaiian Trust Company, Limited, the adviser to the Fund, will change its name to Pacific Century
Trust. These changes are changes in name only and do not have any effect on the control or management of the adviser or its parent.

                             PACIFIC CAPITAL FUNDS

                         U.S. TREASURY SECURITIES FUND
                SHORT INTERMEDIATE U.S. TREASURY SECURITIES FUND
                         DIVERSIFIED FIXED INCOME FUND
                            TAX-FREE SECURITIES FUND
                  TAX-FREE SHORT INTERMEDIATE SECURITIES FUND

                    Supplement dated July 16, 1997 to the
                Retail Class Prospectus dated November 29, 1996

     The following information supplements "The Adviser" in the Retail Class Prospectus.

     Effective immediately, Bancorp Hawaii, Inc., a bank holding company that is the parent of the adviser to the Fund has changed its name to Pacific Century Financial Corporation. Effective September 30, 1997, Hawaiian Trust Company, Limited, the adviser to the Fund, will change its name to Pacific Century
Trust. These changes are changes in name only and do not have any effect on the control or management of the adviser or its parent.

                             PACIFIC CAPITAL FUNDS

BALANCED FUND                       SHORT INTERMEDIATE U.S. TREASURY
DIVERSIFIED FIXED INCOME FUND         SECURITIES FUND
GROWTH AND INCOME FUND              TAX-FREE SECURITIES FUND
GROWTH STOCK FUND                   TAX-FREE SHORT INTERMEDIATE SECURITIES FUND
NEW ASIA GROWTH FUND                U.S. TREASURY SECURITIES FUND

                    Supplement dated July 16, 1997 to the
             Institutional Class Prospectus dated November 29, 1996

     The following information supplements "The Adviser" in the Institutional Class Prospectus.

     Effective immediately, Bancorp Hawaii, Inc., a bank holding company that is the parent of the adviser to the Funds has changed its name to Pacific Century Financial Corporation. Effective September 30, 1997, Hawaiian Trust Company, Limited, the adviser to the Funds, will change its name to Pacific Century Trust. These changes are changes in name only and do not have any effect on the control or management of the adviser or its parent.

     The following information supplements "Management, Advisory and Other Service Arrangements--The Sub-Adviser" in the Institutional Class Prospectus.

     Credit Lyonnais International Asset Management (HK) Limited ("Credit Lyonnais HK"), the current Sub-Adviser to New Asia Growth Fund, has entered into an agreement under which its shares and assets will be acquired by Nicholas-Applegate Capital Management (Hong Kong) LLC ("Nicholas-Applegate"). New Asia Growth Fund's current sub-advisory agreement provides that it terminates automatically upon consummation of a transaction of this type. Approval of a replacement sub-advisory agreement requires approval by New Asia Growth Fund's trustees and shareholders.

     Accordingly, at a meeting held on May 8, 1997, the Board of Trustees considered and approved a new sub-advisory agreement appointing
Nicholas-Applegate as sub-adviser to New Asia Growth Fund (the "New Sub-Advisory Agreement") to become effective upon the closing of the acquisition of Credit Lyonnais HK by Nicholas-Applegate. At a meeting held on May 19, 1997, shareholders considered and approved the New Sub-Advisory Agreement.

     Nicholas-Applegate, a California limited liability company, is located at Room 604-6, Three Exchange Square, 8 Connaught Place, Central, Hong Kong, and is part of an investment management organization which together manage in excess of $30 billion through a variety of investment products and services. Nicholas-Applegate is registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisers Act of 1940.

     Under the New Sub-Advisory Agreement, Pacific Century Trust (formerly, Hawaiian Trust) will pay Nicholas-Applegate a fee for its services equal to 0.50% of New Asia Growth Fund's average daily net assets, computed daily and payable quarterly. The fee paid by Pacific Century Trust to Nicholas-Applegate will represent a portion of the 0.90% investment advisory fee paid to Pacific Century Trust.

     All investment decisions of Nicholas-Applegate with respect to New Asia Growth Fund will be made by a committee, and no person will be primarily responsible for making recommendations to the committee.